Derivative Instruments (Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Cash Flow Hedging [Member]		Dec. 31, 2010 Cash Flow Hedging [Member]	Dec. 31, 2011 Forward Contracts [Member]	Dec. 31, 2012 Forward Contracts [Member] Cash Flow Hedging [Member]		Dec. 31, 2010 Forward Contracts [Member] Cash Flow Hedging [Member]	Dec. 31, 2012 Cross-Currency Interest Rate Swaps [Member] Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ 131	$ (4,195)		$ (1,134)	$ 131	$ (901)		$ (1,134)	$ (3,294)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	451	3,101	[1]	273	451	949	[1]	273	2,152	[1]
Income (loss) adjustment to foreign exchange		(3,314)
Gain (loss) adjustment to net interest expense		$ 1,162

[1]	The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.